Identified Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Identified Intangible Assets

13 Identified Intangible Assets

The changes in identified intangible assets were as follows:

	Total	Other intangible assets	Software
Balance as of January 1, 2015:
Cost	1,866	1,715	151
Accumulated amortization/impairment	(1,293)	(1,207)	(86)

Book value	573	508	65
Changes in book value:
Acquisitions/additions	8,551	8,543	8
Transfer to assets held for sale	(38)	(38)	—
Amortization	(255)	(229)	(26)
Translation differences	(41)	(35)	(6)

Total changes	8,217	8,241	(24)
Balance as of December 31, 2015:
Cost	9,978	9,832	146
Accumulated amortization/impairment	(1,188)	(1,083)	(105)

Book value	8,790	8,749	41
Changes in book value:
Acquisitions/additions	299	289	10
Transfer to assets held for sale	(138)	(138)	—
Amortization	(1,507)	(1,483)	(24)
Impairment	(89)	(89)	—
Translation differences	(12)	(10)	(2)

Total changes	(1,447)	(1,431)	(16)
Balance as of December 31, 2016:
Cost	9,512	9,397	115
Accumulated amortization/impairment	(2,169)	(2,079)	(90)

Book value	7,343	7,318	25

Identified intangible assets as of December 31, 2016 and 2015 respectively were composed of the following:

	December 31, 2016		December 31, 2015
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
IPR&D 1)	1,380	—	2,016	—
Marketing-related	81	(18)	119	(18)
Customer-related	1,146	(322)	1,287	(224)
Technology-based	6,790	(1,739)	6,410	(841)

	9,397	(2,079)	9,832	(1,083)
Software	115	(90)	146	(105)

Identified intangible assets	9,512	(2,169)	9,978	(1,188)

1)	IPR&D is not subject to amortization until completion or abandonment of the associated research and development effort.

The estimated amortization expense for these identified intangible assets, excluding software, for each of the five succeeding years is:

2017	1,423
2018	1,432
2019	1,472
2020	1,190
2021	462

All intangible assets, excluding goodwill, are subject to amortization and have no assumed residual value.

The expected weighted average remaining life of identified intangibles is 5 years as of December 31, 2016.